Financial instruments: valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Movement in level 3 assets
At 1 January	£ 280,855
At 31 December	202,880	£ 280,855
Level 3
Movement in level 3 assets
At 1 January	1,723
At 31 December	2,052	1,723
Level 3 | Financial assets, other | Other operating income and interest income [Member]
Movement in level 3 assets
Amounts recorded in the income statement	29	21
Recurring | Level 3
Movement in level 3 assets
At 1 January	1,723	2,554
Amounts recorded in the income statement	(122)	106
Amounts recorded in the statement of comprehensive income	23	63
Level 3 transfers in	128	263
Level 3 transfers out	(109)	(139)
Purchases/Originations	1,416	768
Settlements/Other decreases	(411)	(446)
Sales	(590)	(1,449)
Foreign exchange and other adjustments	(6)	3
At 31 December	2,052	1,723
Recurring | Level 3 | Financial assets
Movement in level 3 assets
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(126)	107
Recurring | Level 3 | Trading assets
Movement in level 3 assets
At 1 January	1,388	2,233
Amounts recorded in the income statement	(93)	127
Level 3 transfers in	125	165
Level 3 transfers out	(104)	(139)
Purchases/Originations	965	441
Settlements/Other decreases	(47)	(293)
Sales	(573)	(1,148)
Foreign exchange and other adjustments	(3)	2
At 31 December	1,658	1,388
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(93)	129
Recurring | Level 3 | Financial assets, other
Movement in level 3 assets
At 1 January	335	321
Amounts recorded in the income statement	(29)	(21)
Amounts recorded in the statement of comprehensive income	23	63
Level 3 transfers in	3	98
Level 3 transfers out	(6)
Purchases/Originations	452	327
Settlements/Other decreases	(364)	(153)
Sales	(17)	(301)
Foreign exchange and other adjustments	(3)	1
At 31 December	394	335
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ (32)	£ (22)